Dec. 31, 2023
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series

The following disclosure is hereby added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus, the summary section of the Series’ Statutory Prospectus and the “More About Principal Investment Strategies” section of the Series’ Statutory Prospectus:

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds that invest in such securities will be considered to be investments by the Series in fixed income securities. Mutual funds in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.